SHARE-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at the beginning of the year		1,088,737	547,322	422,784
Granted		1,998,282	616,390	203,721
Exercised		(7,000)
Forfeited		(163,810)	(74,975)	(79,183)
Outstanding at the end of the year		2,916,209	1,088,737	547,322
Exercisable at the end of the year		540,727	309,710	194,291
Weighted average of exercise price
Outstanding at the beginning of the year		$ 4.76	$ 10.24	$ 15.54
Granted		1.30	0.52	2.03
Exercised		0.60
Forfeited		4.65	9.83	12.17
Outstanding at the end of the year		2.41	4.76	10.24
Exercisable at the end of the year		$ 7.72	$ 14.14	$ 23.36
Weighted average remaining contractual life
Outstanding at the beginning of the year		8 years 8 months 26 days	8 years 3 months 18 days	8 years 7 months 6 days
Outstanding at the end of the year		9 years 1 month 17 days	8 years 8 months 26 days	8 years 3 months 18 days
Exercisable at the end of the year		7 years 10 days	7 years	6 years 5 months 23 days
Aggregate intrinsic value
Outstanding at the beginning of the year	[1]	$ 0	$ 0	$ 0
Outstanding at the end of the year	[1]	0	0	0
Exercisable at the end of the year	[1]	$ 0	$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at beginning of year		72,599	99,530	109,469
Granted		300,000	0	55,560
Vested		(35,158)	(25,204)	(35,124)
Forfeited		(4,899)	(1,727)	(30,375)
Unvested at end of year		332,542	72,599	99,530

[1]	As of December 31, 2021, an amount of 2,420,771 outstanding options are out of the money. Options in the amount of 495,438 with an exercise price of $0.32, $0.36, and $0.601 are in the money, except options at an exercise price of par value